Transactions with Related Parties - Navios Europe I and Navios Europe II (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 18, 2013
Navios Europe I
Related Party Transaction [Line Items]
Due from related parties	$ 11,246	$ 10,266
Preferred distribution percentage	12.70%
Navios Europe I | Navios Revolving Loans I
Related Party Transaction [Line Items]
Loans receivable from affiliates	$ 7,125	7,125
Accrued interest on loan to affiliate, current	2,322	1,743
Line of credit facility remaining borrowing capacity	9,100
Amount commited to fund	4,323
Navios Europe I | Navios Revolving Loans I | Navios Holdings, Navios Acquisition and Navios Partners
Related Party Transaction [Line Items]
Revolving loan facilitiy maximum borrowing capacity			$ 24,100
Navios Europe I | Navios Term Loans I
Related Party Transaction [Line Items]
Accrued interest on loan to affiliate, non-current	1,799	1,398
Navios Europe II
Related Party Transaction [Line Items]
Due from related parties	$ 14,411	8,525
Preferred distribution percentage	18.00%
Navios Europe II | Navios Revolving Loans II
Related Party Transaction [Line Items]
Loans receivable from affiliates	$ 11,602	7,327
Accrued interest on loan to affiliate, current	1,507	573
Line of credit facility remaining borrowing capacity	14,075
Amount commited to fund	6,686
Navios Europe II | Navios Revolving Loans II | Navios Holdings, Navios Acquisition and Navios Partners
Related Party Transaction [Line Items]
Revolving loan facilitiy maximum borrowing capacity	38,500
Navios Europe II | Navios Term Loans II
Related Party Transaction [Line Items]
Accrued interest on loan to affiliate, non-current	$ 1,302	$ 625